Employee Benefit Plans (Asset Strategy Allocation) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Range, Total Equity, Maximum	100.00%
Defined Benefit Plan Target Plan Asset Allocations	100.00%	100.00%
Domestic Equity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Range, Total Equity, Maximum	40.00%
Target Allocation Range, Total Equity, Minimum	20.00%
Defined Benefit Plan Target Plan Asset Allocations	28.00%	32.00%
International Equity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Range, Total Equity, Maximum	25.00%
Target Allocation Range, Total Equity, Minimum	10.00%
Defined Benefit Plan Target Plan Asset Allocations	21.00%	23.00%
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Range, Total Equity, Maximum	15.00%
Target Allocation Range, Total Equity, Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations	8.00%	8.00%
Domestic Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Range, Total Equity, Maximum	40.00%
Target Allocation Range, Total Equity, Minimum	10.00%
Defined Benefit Plan Target Plan Asset Allocations	16.00%	17.00%
High Yield Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Range, Total Equity, Maximum	25.00%
Target Allocation Range, Total Equity, Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations	12.00%	12.00%
Total Equity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Range, Total Equity, Maximum	70.00%
Target Allocation Range, Total Equity, Minimum	40.00%
Defined Benefit Plan Target Plan Asset Allocations	57.00%	63.00%
Total Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Range, Total Equity, Maximum	65.00%
Target Allocation Range, Total Equity, Minimum	10.00%
Defined Benefit Plan Target Plan Asset Allocations	28.00%	29.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Range, Total Equity, Maximum	15.00%
Target Allocation Range, Total Equity, Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations	5.00%	5.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Range, Total Equity, Maximum	5.00%
Target Allocation Range, Total Equity, Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations	10.00%	3.00%